Borrowings (Details Narrative) $ in Thousands	3 Months Ended	4 Months Ended		5 Months Ended	6 Months Ended
	Mar. 30, 2021 USD ($)	May 10, 2021 USD ($)	Apr. 28, 2021 USD ($)	Jun. 08, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 28, 2021 USD ($)	Jun. 18, 2021 USD ($)	Mar. 23, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Long-term Debt					$ 795,510				$ 486,857
Amount outstanding					$ 539,696				427,287
Debt Instrument, Restrictive Covenants					As of June 30, 2021, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities.
Finance Lease, Liability					$ 261,885				$ 63,882
Navios Bonavis [Member]
Debt Instrument [Line Items]
Vessel year built					2009
Vessel type					Capesize
Finance Lease, Liability					$ 14,882		$ 15,000
Vessel capacity in DWT					180,022
Sale Leaseback Transaction, Net Proceeds, Financing Activities						$ 15,000
Purchase Obligation					$ 5,000
Navios Ray [Member]
Debt Instrument [Line Items]
Vessel year built					2012
Vessel type					Capesize
Finance Lease, Liability					$ 18,401		18,500
Vessel capacity in DWT					179,515
Sale Leaseback Transaction, Net Proceeds, Financing Activities						$ 18,500
Purchase Obligation					$ 5,000
72 Consecutive monthly payments [Member] | Navios Bonavis [Member] | Financial Liabilities [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments					192
108 Consecutive monthly payments [Member] | Navios Ray [Member] | Financial Liabilities [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments					186
Extension of Hellenic Bank Credit Facility [Member]
Debt Instrument [Line Items]
Amount outstanding					$ 8,850
Line of Credit Facility, Initiation Date					Apr. 23, 2021
Line of Credit Facility, Maximum Borrowing Capacity					$ 8,900
Proceeds from Lines of Credit			$ 8,850
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 3,900
Debt Instrument, Description of Variable Rate Basis					LIBOR plus 300 bps
Debt Instrument, Basis Spread on Variable Rate					3.00%
Extension of Hellenic Bank Credit Facility [Member] | First Four Installments [Member]
Debt Instrument [Line Items]
Repayment installments					4
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 750
Extension of Hellenic Bank Credit Facility [Member] | Next Two Consecutive Installments [Member]
Debt Instrument [Line Items]
Repayment installments					2
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 300
Extension of Hellenic Bank Credit Facility [Member] | Final Nine Consecutive Installments [Member]
Debt Instrument [Line Items]
Repayment installments					9
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 150
BNP Credit Facility [Member]
Debt Instrument [Line Items]
Amount outstanding					$ 40,000
Line of Credit Facility, Initiation Date					Apr. 28, 2021
Line of Credit Facility, Maximum Borrowing Capacity					$ 40,000
Proceeds from Lines of Credit		$ 40,000
Repayment installments					16
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 1,429
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 17,140
Debt Instrument, Description of Variable Rate Basis					LIBOR plus 285 bps
Debt Instrument, Basis Spread on Variable Rate					2.85%
BNP Credit Facility [Member] | Two Containerships [Member]
Debt Instrument [Line Items]
Number of vessels refinanced					2
Vessel year built					2012
Vessel capacity in TEU					2,782
Vessel type					containerships
HCOB Credit Facility [Member]
Debt Instrument [Line Items]
Amount outstanding					$ 160,000
Line of Credit Facility, Initiation Date					May 11, 2021
Line of Credit Facility, Maximum Borrowing Capacity					$ 160,000
Proceeds from Lines of Credit				$ 160,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 80,000
Debt Instrument, Description of Variable Rate Basis					LIBOR plus 310 bps
Debt Instrument, Basis Spread on Variable Rate					3.10%
HCOB Credit Facility [Member] | Dry Bulk Vessel [Member]
Debt Instrument [Line Items]
Number of vessels refinanced					1
Vessel type					dry bulk
HCOB Credit Facility [Member] | First Eight Consecutive Installments [Member]
Debt Instrument [Line Items]
Repayment installments					8
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 6,250
HCOB Credit Facility [Member] | Next Eight Consecutive Installments [Member]
Debt Instrument [Line Items]
Repayment installments					8
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 3,750
National Bank of Greece Credit Facility [Member]
Debt Instrument [Line Items]
Amount outstanding					$ 43,000
Line of Credit Facility, Initiation Date					Jun. 17, 2021
Line of Credit Facility, Maximum Borrowing Capacity					$ 43,000
Proceeds from Lines of Credit							$ 43,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 17,000
Debt Instrument, Description of Variable Rate Basis					LIBOR plus 300 bps
Debt Instrument, Basis Spread on Variable Rate					3.00%
National Bank of Greece Credit Facility [Member] | Six Dry Bulk Vessels [Member]
Debt Instrument [Line Items]
Number of vessels refinanced					6
Vessel type					dry bulk
National Bank of Greece Credit Facility [Member] | First Four Installments [Member]
Debt Instrument [Line Items]
Repayment installments					4
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 1,500
National Bank of Greece Credit Facility [Member] | Next Sixteen Installments [Member]
Debt Instrument [Line Items]
Repayment installments					16
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 1,250
CACIB Credit Facility [Member]
Debt Instrument [Line Items]
Amount outstanding					$ 56,000
Line of Credit Facility, Initiation Date					Mar. 23, 2021
Line of Credit Facility, Maximum Borrowing Capacity								$ 58,000
Proceeds from Lines of Credit	$ 58,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 25,200
Debt Instrument, Description of Variable Rate Basis					LIBOR plus 300 bps
Debt Instrument, Basis Spread on Variable Rate					3.00%
CACIB Credit Facility [Member] | First One Installment [Member]
Debt Instrument [Line Items]
Repayment installments					1
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 2,000
CACIB Credit Facility [Member] | Next Eighteen Installments [Member]
Debt Instrument [Line Items]
Repayment installments					18
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 1,600
Credit Facilities [Member]
Debt Instrument [Line Items]
Debt Instrument, Restrictive Covenants					The credit facilities and certain financial liabilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’ (or its affiliates) ownership in Navios Partners of at least 5.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.
Total Liabilities to Total Assets ratio					0.75
Banking Regulation, Mortgage Banking, Net Worth, Minimum					$ 135,000
Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Security cover ratio					111.00%
Minimum free consolidated liquidity					$ 500,000
Ratio of EBITDA to interest expense					2.00%
Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Security cover ratio					140.00%